DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated operations) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Expenses
Net loss from discontinued operations after income tax expense	$ (22,965)	$ (212,813)	$ (81,817)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Expenses
Selling, general and administrative expenses	19,997	331,754	116,728
Loss on lease termination	0	0	13,419
Other expenses	2,968	(50,316)	18,526
Net loss from discontinued operations before income tax expense	(22,965)	(281,438)	(148,673)
Income tax expense	0	68,625	66,856
Net loss from discontinued operations after income tax expense	$ (22,965)	$ (212,813)	$ (81,817)